Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Principal Activities [Line Items]
Percentage of base transaction price	100.00%
Sales incentive income
Sales commitment arrangements			¥ 866
Sales incentive income recognized
Minimum [Member]
Organization and Principal Activities [Line Items]
Lone term	3 years
Minimum [Member] | Long-term Loans [Member]
Organization and Principal Activities [Line Items]
Annual interest rate, percentage	0.20%
Maximum [Member]
Organization and Principal Activities [Line Items]
Lone term	5 years
Maximum [Member] | Long-term Loans [Member]
Organization and Principal Activities [Line Items]
Annual interest rate, percentage	0.50%